United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
September 30, 2009

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA            November 13, 2009
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            21

Form 13F Information Table Value Total:           $ 55,577
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       7971      237234   SH                      OTHER                      SHARED

Banco Bradesco	ADR	059460303	1433		72054	SH			Other			SHARED


Banco
Santender Chile	ADR	05965x109	2088		36283	SH			OTHER			SHARED

Barclays Bk PLC	COM	06739F291	6565		111402	SH			OTHER			SHARED

Cemex		ADR	151290889	405		31338	SH			OTHER			SHARED

Compania
de Bebidas	ADR	20441W203	2448		29755	SH			OTHER			SHARED

Enersis		ADR	29274F104	260		14071	SH			OTHER			SHARED

Gerdau		ADR	373737105	2198		163548	SH			OTHER			SHARED

Grupo
Television	ADR	40049J206	1966		105757	SH			OTHER			SHARED


ISHARES TR      MSCI    464288273           1437         39600 SH                    OTHER                       SHARED

ISHARES TR      MSCI    464287234           785        20187 SH                    OTHER                       SHARED



METHANEX
CORP                 COM       59151K108     2957            170817  SH        OTHER                       SHARED

Mobile
Telesystems	ADR	607409109	1133		23478	SH		OTHER			SHARED

NETEASE COM INC	ADR	64110W102		15	320	SH		OTHER			SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     5958        151567     SH         OTHER                             SHARED

Philippine
Long Dist	ADR	718252604	1000	19447	SH			OTHER				SHARED

Powershares India  ETF	73935L100	3634		171659	SH		OTHER				SHARED



SPDR INDEX     ETF   78463x871      1449      56600 SH                    OTHER                             SHARED


Tele Norte
Leste Part	ADR	879246106	1774	94432	SH		OTHER				SHARED

Vivo Part	ADR	92855S200	400	15831	SH		OTHER				SHARED

Wisdomtree India  ETF	97717W422	9701	461276	SH		OTHER				SHARED


